Offerings	Jan. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note

1
Note 1a: There is being registered hereunder an indeterminate (a) number of shares of common stock, (b) number of shares of preferred stock, (c) number of depositary shares to be evidenced by depositary receipts issued pursuant to a deposit agreement, (d) number of warrants that may represent the right to purchase shares of common stock, shares of preferred stock, depositary shares, contingent value rights or debt securities, (e) number of subscription rights that may represent a right to purchase shares of common stock, shares of preferred stock, depositary shares, contingent value rights or debt securities, (f) number of contingent value rights that represent a right to potential cash payment upon the satisfaction of one or more conditions set forth in a contingent value rights agreement, (g) principal amount of debt securities, (h) number of purchase contracts and (i) number of units that will be issued under a unit agreement and will represent an interest in a combination of one or more of the securities registered hereunder. If the registrant elects to offer to the public fractional interests in shares of preferred stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares of preferred stock will be issued to the depositary under the deposit agreement. The securities registered also include such indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder or pursuant to the antidilution provisions of any such securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Note 1b: The amount registered, the proposed maximum offering price per unit and the maximum aggregate offering price for each class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and are not specified as to each class of security pursuant to Instructions 2.A.ii.b. and 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure under Item 16(b) of Form S-3 under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note

2	See Note 1(a) and 1(b).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note

3	See Note 1(a) and 1(b).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note

4	See Note 1(a) and 1(b).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note

5	See Note 1(a) and 1(b).

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Contingent Value Rights
Fee Rate	0.01381%
Offering Note

6	See Note 1(a) and 1(b).

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note

7	See Note 1(a) and 1(b).

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note

8	See Note 1(a) and 1(b).

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note

9	Note 9a: See Note 1(a) and 1(b). Note 9b: Consisting of some or all of the securities listed above, in any combination.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note

10	See Note 1(a) and 1(b).